As filed with the Securities and Exchange Commission on May 19, 2017

Securities Act File No. 333-35832

Investment Company Act File No. 811-09917

________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. 27 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 28 /X/

(Check Appropriate Box or Boxes)

___________

SENTINEL VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

One National Life Drive

Montpelier, Vermont 05604

(Address of Principal Executive Offices) (Zip Code)

(802) 229-3113

(Registrant's Telephone Number, including Area Code)

___________

Copy to:

Lisa Muller	John A. MacKinnon, Esq.
c/o Sentinel Asset Management, Inc.	Sidley Austin LLP
One National Life Drive	787 Seventh Avenue
Montpelier, Vermont 05604	New York, New York 10019

(Name and Address of Agent for Service)

___________

It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b)

/  / on April 30, 2017 pursuant to paragraph (b)

/  / 60 days after filing pursuant to paragraph (a)(1)

/  / on _____ pursuant to paragraph (a)(1)

/  / 75 days after filing pursuant to paragraph (a)(2)

/  / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/  / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

___________

Title of securities being registered: common shares of beneficial interest, par value $.01 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, 19th day of May, 2017.

SENTINEL VARIABLE PRODUCTS TRUST (Registrant)

By: /s/ Thomas H. Brownell

Thomas H. Brownell

President

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ Mehran Assadi Mehran Assadi	Chairman	May 19, 2017

/s/ Thomas H. Brownell Thomas H. Brownell	President (Principal Executive Officer)	May 19, 2017

/s/ Philip G. Partridge Philip G. Partridge, Jr.	Vice President and Treasurer (Principal Financial Officer)	May 19, 2017
Gary Dunton*	Trustee	May 19, 2017

John Pelletier*	Trustee	May 19, 2017

Deborah G. Miller*	Trustee	May 19, 2017

John Raisian*	Trustee	May 19, 2017

Richard H. Showalter, Jr.*	Trustee	May 19, 2017

Angela E. Vallot	Trustee	May 19, 2017

* Lisa F. Muller signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 26 to this Registration Statement.

/s/ Lisa F. Muller__________________ May 19, 2017

Lisa F. Muller

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase